Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (8,521,876)	$ (3,783,388)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	0	591
Change in fair value of warrant liabilities	(1,591,055)	1,084,052
Noncash interest expense	0	961,680
Issuance of stock in exchange for services	39,929	0
Stock-based compensation expense	106,713	0
Changes in operating assets and liabilities:
Deferred cost	0	(2,330,738)
Prepaid expenses and other current assets	(1,714,241)	0
Accounts payable	(498,463)	775,101
Accrued interest	0	0
Accrued expenses and other current liabilities	1,510,531	(773,922)
Net cash used in operating activities	(10,668,462)	(4,066,624)
Cash flows from financing activities
Issuance of common stock in lieu of deferred compensation	0	340,932
Proceeds from business combination, net of costs	0	9,375,961
Proceeds from issuance of Units in public offering, net	31,497,463	0
Proceeds from issuance of stock upon warrant exercises	98,481	0
Proceeds from issuance of convertible promissory notes	0	3,110,000
Net cash provided by financing activities	31,595,944	12,826,893
Net increase (decrease) in cash	20,927,482	8,760,269
Cash, beginning of period	8,760,462	193
Cash, end of period	29,687,944	8,760,462
Supplemental disclosures of cash flow information:
Cash paid for taxes	2,400	800
Cash paid for interest	0	327,076
Supplemental schedule of noncash financing and investing activities:
Conversion of convertible promissory notes into common stock	0	6,875,088
Payment of certain deferred costs from proceeds from business combination	$ 0	$ 1,000,000